Accounts Receivable, Net - Schedule of Allowance for Credit Loss Movement (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Loss Movement [Line Items]
Beginning balance	$ 547,742	$ 273,731
Adoption ASU 2016-13		380,081
Provision (Recovery of)	82,415	(87,639)
Exchange rate effect	(16,133)	(18,431)
Ending balance	$ 614,024	$ 547,742